UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 13.9%
	BANKS ― 2.0%
	Bank of America Corp.
$1,800,000	5.750%, 12/1/2017	$1,864,942

	DIVERSIFIED FINANCIAL SERVICES ― 4.2%
	E*TRADE Financial Corp.
1,004,000	5.875%, 9/15/2026 (1) (2)	1,000,737
	Legg Mason, Inc.
2,888,000	5.625%, 1/15/2044	2,821,931
		3,822,668
	HEALTHCARE-SERVICES ― 0.7%
	Aetna, Inc.
623,000	4.250%, 6/15/2036	626,672

	HOME BUILDERS ― 1.2%
	Lennar Corp.
1,108,000	4.875%, 12/15/2023	1,102,460

	INSURANCE ― 2.1%
	Hartford Financial Services Group, Inc. (The)
1,738,000	8.125%, 6/15/2038 (1)	1,865,743

	LODGING ― 1.7%
	Marriott International, Inc.
1,602,000	4.500%, 10/1/2034	1,573,590

	RETAIL ― 2.0%
	McDonald's Corp.
1,816,000	2.100%, 12/7/2018	1,827,643

	TOTAL CORPORATE BONDS
	(Cost $12,999,964)	12,683,718

	MUNICIPAL BOND ― 0.5%
	Brooklyn Arena Local Development Corp.
370,000	6.375%, 7/15/2043	422,129

	TOTAL MUNICIPAL BOND
	(Cost $427,149)	422,129

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited) (Continued)

Principal
Amount		Value
	U.S. GOVERNMENT NOTES/BONDS ― 32.4%
	United States Treasury Notes/Bonds
$24,920,000	0.750%, 6/30/2017	$24,934,603
5,360,000	2.250%, 8/15/2046	4,507,010
		29,441,613
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $29,373,927)	29,441,613

Number of
Shares		Value
	CLOSED-END FUNDS ― 14.3%
81,947	First Trust Intermediate Duration Preferred & Income Fund	1,859,377
494,854	Invesco Senior Income Trust	2,296,122
471,587	Nuveen Credit Strategies Income Fund	4,173,545
211,390	Nuveen Preferred Income Opportunities Fund	2,080,078
284,302	Nuveen Preferred Securities Income Fund	2,646,852

	TOTAL CLOSED-END FUNDS
	(Cost $12,428,147)	13,055,974

	EXCHANGE TRADED FUNDS ― 11.8%
60,239	iShares 1-3 Year Treasury Bond ETF	5,087,183
431	iShares National Muni Bond ETF	46,626
111,334	iShares Short Maturity Bond ETF	5,586,740

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $10,763,154)	10,720,549

	PREFERRED STOCKS ― 23.5%
	BANKS ― 6.9%
	First Republic Bank
84,943	6.200%	2,170,294
	Wells Fargo & Co.
156,909	8.000%	4,147,105
		6,317,399
	DIVERSIFIED FINANCIAL SERVICES ― 6.4%
	Ares Management LP
143,772	7.000%	3,624,492
	Charles Schwab Corp. (The)
5,701	5.950%	142,468
	Raymond James Financial, Inc.
75,692	6.900%, 3/15/2017 (3)	1,921,820
	Stifel Financial Corp.
3,869	6.250%	96,183
		5,784,963

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited) (Continued)

Number of
Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCE AND INSURANCE ― 1.6%
	Hartford Financial Services Group, Inc. (The)
49,399	7.875%, 4/15/2022 (3)	$1,463,692

	INVESTMENT COMPANIES ― 2.5%
	Ares Capital Corp.
57,052	5.875%, 1/30/2017 (3)	1,460,531
	KKR Financial Holdings LLC
33,243	7.500%, 3/20/2017 (3)	843,043
		2,303,574
	REAL ESTATE AND RENTAL AND LEASING ― 4.8%
	Apollo Commercial Real Estate Finance, Inc.
35,106	8.625%	886,778
	Digital Realty Trust, Inc.
81,039	7.375%	2,200,209
	Hospitality Properties Trust
16,336	7.125%	411,994
	Vornado Realty Trust
36,661	5.700%	863,733
		4,362,714
	UTILITIES ― 1.3%
	Entergy Arkansas, Inc.
53,373	4.900%, 12/1/2017 (3)	1,161,396

	TOTAL PREFERRED STOCKS
	(Cost $21,880,464)	21,393,738

	TOTAL INVESTMENTS ― 96.4%
	(Cost $87,872,805)	87,717,721
	Other Assets in Excess of Liabilities ― 3.6%	3,321,289
	TOTAL NET ASSETS ― 100.0%	$91,039,010

Percentages are stated as a percent of net assets.

(1) Variable Rate security. Rates disclosed as of December 31, 2016.
(2) Perpetual Bond with no stated maturity date. Date provided is next call date.
(3) Callable. Date provided is next call date.

The cost basis of investments for federal income tax purposes at December 31, 2016, was as follows*:

Cost of investments		$87,872,805
Gross unrealized appreciation		803,311
Gross unrealized depreciation		(958,395)
Net unrealized depreciation		$(155,084)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2016:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$12,683,718	$-	$12,683,718
Municipal Bond	-	422,129	-	422,129
U.S. Government Notes/Bonds	-	29,441,613	-	29,441,613
Closed-End Funds	13,055,974	-	-	13,055,974
Exchange Traded Funds	10,720,549	-	-	10,720,549
Preferred Stocks	21,393,738	-	-	21,393,738
Total	$45,170,261	$42,547,460	$-	$87,717,721

Please refer to the Schedule of investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  February 23, 2017